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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24(f)-(2)

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1.       Name and address of issuer: The Sage Variable Annuity Account A
                                         Sage Life Assurance of America, Inc.
                                         300 Atlantic Street, Suite 302
                                         Stamford, CT 06901

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list securities or classes): /X/

3.       Investment Company Act File Number: 811-08581

         Securities Act File Number: 333-43329

4(a).    Last day of fiscal year for which this Form is filed: 12/31/99

4(b). Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). / /

4(c). Check box if this is the last time the issuer will be filing this form./ /

5.       Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the fiscal year
            pursuant to section 24(f):                                                 $ 79,942

     (ii)   Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                                                      0

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were no
            previously used to reduce registration fees payable to the Commission:            0

     (iv)   Total available redemption credits (add items 5(ii) And 5(iii)):                  0

     (v)    Net sales - if item 5(i) is greater than Item 5 (iv) (subtract Item 5
            (iv) from Item 5 (i))                                                        79,942
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     (vi)   Redemption credits available for use in future years - If Item 5 (i)
            is less than Item 5 (iv) [subtract Item 5 (iv) from Item 5 (i)]:                  0

     (vii)  Multiplier for determining registration fee:                               x.000278

     (viii) Registration fees due [multiply Item 5 (v) by Item 5 (vii)]:               $  22.22

6.       Prepaid Shares

         If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to the rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
         by the issuer in future fiscal years, then state the number here:                    0

7.       Interest due - if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):                                 0

8.       Total of the amount of the registration fee due plus any interest due
         [line 5 (viii) plus line 7]:                                                   $ 22.22

9. Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository: 3/27/00

         CIK Number designated to receive payment:   0000776991

         Method of Delivery:

         /X/   Wire Transfer

         / /   Mail or other means
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Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      /s/James F. Renz
         James F. Renz
         Vice President - Accounting & Finance


Date: March 27, 2000